Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,338,000
Total Fee Amount	2,532.48
Total Offset Amount	0
Net Fee	$ 2,532.48
Offset Table N/A	N/A